UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2010
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peter W. May
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Address:   280 Park Avenue, 41st Floor
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           New York, NY  10017
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Form 13F File Number:  28-11640
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:




        /s/PETER W. MAY             New York, New York            2/14/11
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          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

            Form 13F File Number          Name
            --------------------          -------

            28-11992                      Trian Partners General Partner, LLC

            28-12038                      Trian Partners Parallel Fund I
                                            General Partner, LLC

            28-13614                      Trian Credit Partners
                                            General Partner, LLC

            28-14024                      Trian Partners Strategic Investment
                                            Fund General Partner, LLC